Employee Benefits - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Salaries, wages and contractor fees	$ 62,900	$ 42,550	$ 27,535
Share-based payments	11,922	8,684	7,590
Total	$ 74,822	$ 51,234	$ 35,125